LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities
Reconciliation of movements of liabilities to cash flows arising from financing activities:

In thousands of euro	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2021		—	—	92,162	—	92,162	527,642	—	51,425	671,229
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(3,403)		(3,403)	—	—	—	(3,403)
Payment of interest	15	—	—	(7,522)		(7,522)	—	(272)		(7,794)
Proceeds from the issuance of new shares	13(ix)	—	—	—	—	—	297,690	—	—	297,690
Cash received from merger with CIIG	13(vii)	—	—	—	—	—	534,413	—	—	534,413
Cash paid for redemption of public warrants	16	—	—	—	(6)	(6)		—	—	(6)
Proceeds from the issuance of shares to warrant holders	13(viii)	—	—	—	—	—	118,570	—	—	118,570
Proceeds from exercise of employee share options plan	13(x)	—	—	—	—	—	—	—	1,228	1,228
Issuance of convertible notes	15	275,923	—	—	—	275,923	—	—	—	275,923
Transaction costs for convertible notes	15	(751)	—	—	—	(751)	—	—	—	(751)
Total changes from financing cash flows		275,172	—	(10,925)	(6)	264,241	950,673	(272)	1,228	1,215,870
The effects of changes in foreign exchange rates		(825)	(798)	8,099	(1,762)	4,714	—	—	28,970	33,684
Other changes
Embedded derivative separation from convertible notes	15	(135,562)	135,562	—		—
Change in fair value of embedded derivatives	15	—	(29,957)	—		(29,957)
Warrants issued by Arrival	16	—	—	—	176,575	176,575	—	—	—	176,575
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	13(v/vi)	—	—	—	—	—	3,702,874	—	(3,702,874)	—
Change in fair value of warrants	16	—	—	—	(102,173)	(102,173)		—	—	(102,173)
Warrants exercised	16	—	—	—	(69,443)	(69,443)	204	—	69,239	—
Reduction of share capital of Arrival	13(iv)	—	—	—	—	—	—	—	30	30
Equity settled share based payments	23	—	—	—	—	—	—	—	4,387	4,387
Additional value on consideration for issuance of shares for the merger with CIIG	13(vii)	—	—	—	—	—	75,232	—	737,264	812,496
Acquisition of treasury shares	13(x)	—	—	—	—	—	—	—	(1,017)	(1,017)

In thousands of euro	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
Allocation of treasury shares to employees	13(x)	—	—	—	—	—	—	—	73	73
Interest payable	15,7,8	2,787	—	—		2,787	—	272	—	3,059
Interest on leases	15	—	—	8,326		8,326	—	—	—	8,326
New leases	15	—	—	72,491		72,491	—	—	—	72,491
Modification of leases	15	—	—	63	—	63	—	—	—	63
Cancellation of leases	15	—	—	(3,966)		(3,966)	—	—	—	(3,966)
Lease prepayments of 2020	15	—	—	(1,017)		(1,017)	—	—	—	(1,017)
Total of other changes		(132,775)	105,605	75,897	4,959	53,686	3,778,310	272	(2,892,898)	939,370
December 31, 2021		141,572	104,807	165,233	3,191	414,803	5,256,625	—	(2,811,275)	2,860,153

In thousands of euro	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2020		—	—	22,988		22,988	367,085	—	7,035	397,108
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(2,371)		(2,371)	—	—	—	(2,371)
Proceeds from the issuance of Preferred A shares						—	160,500	—	—	160,500
Proceeds from borrowings						—	12,396	—	—	12,396
Repayment of borrowings						—	(12,396)	—	—	(12,396)
Payment of interest	15	—	—	(4,324)		(4,324)	—	(51)	—	(4,375)
Total changes from financing cash flows		—	—	(6,695)		(6,695)	160,500	(51)	—	153,754
The effects of changes in foreign exchange rates		—	—	(3,438)		(3,438)	—	—	(7,757)	(11,195)
Other changes
Contribution by Kinetik without the issuance of shares	8B	—	—	—	—	—	57	—	—	57
Restrictive Share Plan to employees		—	—	—	—	—	—	—	27,400	27,400
Interest payable		—	—	—	—	—	—	51	—	51
Equity settled share-based payments		—	—	—	—	—	—	—	24,747	24,747
Interest on leases	15	—	—	4,733		4,733
New leases	15	—	—	49,990	—	49,990	—	—	—	49,990
Modification of leases	15	—	—	24,584	—	24,584	—	—	—	24,584
Total of other changes		—	—	79,307	—	79,307	57	51	52,147	131,562
December 31, 2020		—	—	92,162	—	92,162	527,642	—	51,425	671,229

Summary of Maturity Analysis of Operating Lease Payments
The following table shows the carrying amount of the lease liabilities and the convertible notes and their expected future cash outflows split based on their maturities.

In thousands of euro	Carrying amount	Total	Within one year	Between 1 and 5 years	More than 5 years
31 December 2021
Leases	165,233	229,658	21,274	78,900	129,484
Convertible notes	141,572	332,490	10,117	322,373	—
31 December 2020
Leases	92,162	135,595	9,891	42,905	82,799

Summary of Lease Liabilities

In thousands of euro	2021	2020	2019
Amounts recognized in consolidated statement of profit or loss
Interest on lease liabilities	8,326	4,733	2,574
Interest on convertible notes	2,475	—	—
Expenses relating to short-term leases and low value leases	1,515	311	336
	12,316	5,044	2,910

Amount recognized in the statement of cash flows
Total cash outflow for leases	(10,925)	(6,695)	(3,287)
Proceeds from convertible notes	275,172	—	—